PARTIES-IN-INTEREST TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 025
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions
The following table sets forth assets associated with parties-in-interest as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Leggett and Platt, Incorporated (1,653,063 and 1,780,313 shares, respectively)	$18,183,691	$17,091,008
Notes receivable from participants	8,045,643	6,968,604